Income Taxes (Details) - Schedule of deferred tax asset - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) - Schedule of deferred tax asset [Line Items]
Balance beginning	$ 8,742	$ 3,837
Credited (charged) to statements of profit or loss		(3,037)
Credited to statements of equity		4,287
Deferred tax asset recognized in the statements of profit or loss		3,655
Balance ending	27,448	8,742
Credited to statements of profit or loss	72,109
Deferred tax asset derecognized in the statements of profit or loss	(49,508)
Deferred tax asset derecognized in the statements of equity	(3,895)
Operating losses carried forward [Member]
Income Taxes (Details) - Schedule of deferred tax asset [Line Items]
Balance beginning		663
Credited (charged) to statements of profit or loss		(4,318)
Credited to statements of equity
Deferred tax asset recognized in the statements of profit or loss		3,655
Balance ending
Credited to statements of profit or loss	43,713
Deferred tax asset derecognized in the statements of profit or loss	(43,713)
Deferred tax asset derecognized in the statements of equity
Lease liability [Member]
Income Taxes (Details) - Schedule of deferred tax asset [Line Items]
Balance beginning	3,141	2,905
Credited (charged) to statements of profit or loss		236
Credited to statements of equity
Deferred tax asset recognized in the statements of profit or loss
Balance ending	4,161	3,141
Credited to statements of profit or loss	1,020
Deferred tax asset derecognized in the statements of profit or loss
Deferred tax asset derecognized in the statements of equity
Asset Retirement provision [Member]
Income Taxes (Details) - Schedule of deferred tax asset [Line Items]
Balance beginning	84	55
Credited (charged) to statements of profit or loss		29
Credited to statements of equity
Deferred tax asset recognized in the statements of profit or loss
Balance ending	126	84
Credited to statements of profit or loss	42
Deferred tax asset derecognized in the statements of profit or loss
Deferred tax asset derecognized in the statements of equity
Financing fees [Member]
Income Taxes (Details) - Schedule of deferred tax asset [Line Items]
Balance beginning	3,751	214
Credited (charged) to statements of profit or loss		(750)
Credited to statements of equity		4,287
Deferred tax asset recognized in the statements of profit or loss
Balance ending		3,751
Credited to statements of profit or loss	144
Deferred tax asset derecognized in the statements of profit or loss
Deferred tax asset derecognized in the statements of equity	(3,895)
PPE [Member]
Income Taxes (Details) - Schedule of deferred tax asset [Line Items]
Balance beginning	478
Credited (charged) to statements of profit or loss		478
Credited to statements of equity
Deferred tax asset recognized in the statements of profit or loss
Balance ending	10,538	478
Credited to statements of profit or loss	15,855
Deferred tax asset derecognized in the statements of profit or loss	(5,795)
Deferred tax asset derecognized in the statements of equity
Reserves and other [Member]
Income Taxes (Details) - Schedule of deferred tax asset [Line Items]
Balance beginning	1,288
Credited (charged) to statements of profit or loss		1,288
Credited to statements of equity
Deferred tax asset recognized in the statements of profit or loss
Balance ending	12,623	$ 1,288
Credited to statements of profit or loss	11,335
Deferred tax asset derecognized in the statements of profit or loss
Deferred tax asset derecognized in the statements of equity